Non-Controlling Interests - Summary of Information About Subsidiaries with Non-controlling Interests and Non-controlling Interest Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Non-controlling interests	$ 911	$ 1,019
Quebrada Blanca
Disclosure of subsidiaries [line items]
Percentage of ownership interests held by non-controlling interests	40.00%
Percentage of voting rights held by non-controlling interest	40.00%
Non-controlling interests	$ 769	889
Carmen de Andacollo
Disclosure of subsidiaries [line items]
Percentage of ownership interests held by non-controlling interests	10.00%
Percentage of voting rights held by non-controlling interest	10.00%
Non-controlling interests	$ 49	30
Compania Minera Zafranal S.A.C.
Disclosure of subsidiaries [line items]
Percentage of ownership interests held by non-controlling interests	20.00%
Percentage of voting rights held by non-controlling interest	20.00%
Non-controlling interests	$ 93	$ 100